Income Taxes (Tables)	12 Months Ended
Apr. 25, 2015
Preferential Tax Rates

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	2012	2013	2014	2015	2016
Techfaith China	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Intelligent Handset Beijing	15.0%	15.0%	25.0%	25.0%	25.0%
Techfaith Shanghai	15.0%	15.0%	15.0%	15.0%	15.0%
One Net	15.0%	15.0%	15.0%	15.0%	15.0%

Current and Deferred Income (Loss) Tax Table

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income (loss) were as follows:

	2012	2013	2014
Current tax	$5,531	$2,146	$438
Deferred tax	104	—	—

	$5,635	$2,146	$438

Deferred Tax Assets and Liabilities

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	December 31,
	2013	2014
Deferred tax assets - current:
Accrued expenses	$1,386	$1,123
Product warranty provision	18	14
Allowance for doubtful accounts	51	61
Inventory provision	921	715
Less: Valuation allowance	(2,376)	(1,913)

Net deferred tax assets - current	$—	$—

Deferred tax assets - non-current:
Depreciation and amortization	$1,426	$2,908
Net operating loss carry forwards	4,207	5,164
Less: Valuation allowance	(5,633)	(8,072)

Net deferred tax assets non-current	$—	$—

Reconciliation of Provision Income Tax

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	2012	2013	2014
Income (loss) before income tax	$3,790	$(825)	$(14,630)
Tax provision at PRC enterprise income tax rate of 25%	948	(206)	(3,658)
Expenses not deductible for tax purposes	881	813	649
Preferential tax rates granted to PRC entities	413	94	99
Effect of the different income tax rates in other jurisdictions	114	345	787
Changes in valuation allowances	(3,731)	(141)	1,976
Expired operating loss carry forwards	7,010	1,241	585

	$5,635	$2,146	$438